Debt Obligations and Commitments (Narrative) (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 27, 2014 USD ($)	Jun. 14, 2014 EUR (€)	Mar. 22, 2014 USD ($)	Dec. 28, 2013 USD ($)
Debt Instrument [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Estimated Range Not Possible	300
Long-term Debt, Current Maturities	$ 2,200.0
Commercial Paper	746.0			$ 2,924.0
Debt, Current	5,076.0			5,306.0
Long-term Debt	27,917.0			26,557.0
Long-term Debt Obligations	23,821.0			$ 24,333.0
International Divisions
Debt Instrument [Line Items]
Line of Credit Facility, Amount Outstanding	$ 228.0
Commercial Paper Zero Point One Percentage_ [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	0.10%			0.10%
Current Maturities Of Long Term Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Current Maturities	$ 4,096.0			$ 2,224.0
Other Debt Instruments due 2015 to 2019 [Member] [Domain] [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	4.40%			4.40%
Other Notes Payable	$ 40.0			$ 46.0
Other Borrowings Short-term [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	17.70%			12.40%
Other Short-term Borrowings	$ 234.0			$ 158.0
364 Day Unsecured Revolving Credit Agreement [Member] [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Amount Outstanding	$ 2,925.0
Notes Due 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	1.60%			2.00%
Senior Notes	$ 2,004.0			$ 1,258.0
Notes Due 2018 [Member] [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	4.40%			4.30%
Senior Notes	$ 3,410.0			$ 3,439.0
Notes Due 2019
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	3.70%			3.70%
Senior Notes	$ 1,631.0			$ 1,635.0
Notes Due 2020 to 2044 [Member] [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	3.90%			4.00%
Senior Notes	$ 13,640.0			$ 10,738.0
Notes Due 2016
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	2.60%			2.50%
Senior Notes	$ 3,099.0			$ 3,106.0
Notes Due 2015
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	1.40%			1.20%
Senior Notes	$ 4,093.0			$ 4,116.0
Notes Due 2014
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	0.00%			5.30%
Senior Notes	$ 0.0			$ 2,219.0
Five Year Unsecured Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Current Borrowing Capacity	3,772.5
Line of Credit Facility, Maximum Borrowing Capacity	4,500.0
Line of Credit Facility, Amount Outstanding	2,925.0
Three Point Six Zero Percent Senior Notes Due 2024 [Member] | Notes Due 2024 [Member]
Debt Instrument [Line Items]
Fixed and floating rate notes issued			$ 1,250.0
Interest rate on debt			3.60%
Zero Point Nine Five Zero Percent Senior Notes Due 2017 [Domain] | Notes Due 2017 [Member]
Debt Instrument [Line Items]
Fixed and floating rate notes issued			$ 750.0
Interest rate on debt			0.95%
One Point Seven Five Zero Percent Senior Notes Due 2021 [Member] | Notes Due 2021 [Member]
Debt Instrument [Line Items]
Fixed and floating rate notes issued | €		€ 500
Interest rate on debt		1.75%
Two Point Six Two Five Percent Senior Notes Due 2026_ [Member] | Notes Due 2026 [Member]
Debt Instrument [Line Items]
Fixed and floating rate notes issued | €		€ 500
Interest rate on debt		2.625%
Four Point Two Five Zero Percent Senior Notes Due 2044 [Domain]
Debt Instrument [Line Items]
Fixed and floating rate notes issued	$ 500.0
Interest rate on debt	4.25%
364 Day Unsecured Revolving Credit Agreement [Member] [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Current Borrowing Capacity	$ 3,772.5
Line of Credit Facility, Maximum Borrowing Capacity	$ 4,500.0